Distribution of Depreciation and Amortization by Geographical Area (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Depreciation and amortization	$ 61,297	$ 59,575	$ 57,677
Ireland
Segment Reporting Information [Line Items]
Depreciation and amortization	26,277	25,766	22,100
Rest of Europe
Segment Reporting Information [Line Items]
Depreciation and amortization	6,857	6,914	11,055
United States
Segment Reporting Information [Line Items]
Depreciation and amortization	24,246	23,462	20,106
Other
Segment Reporting Information [Line Items]
Depreciation and amortization	$ 3,917	$ 3,433	$ 4,416